Basis of Presentation - Schedule of Aggregation of Revenue (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Walgreen Co.
Concentration Risk [Line Items]
Concentration risk percentage	12.20%	15.00%
Wal-Mart Stores Inc.
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	14.20%
Customer concentration | Walgreen Co. | Revenue
Concentration Risk [Line Items]
Concentration risk percentage			14.60%	14.70%	15.50%
Customer concentration | Wal-Mart Stores Inc. | Revenue
Concentration Risk [Line Items]
Concentration risk percentage			13.80%	18.30%	18.20%
Customer concentration | Legacy Business | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	10.00%